CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement
Revenues	$ 806,456	$ 1,408,968	$ 1,552,162	$ 1,451,739	$ 4,299,187	$ 693,096
Cost of Revenues	690,074	613,729	981,088	613,729	3,275,587	379,066
Gross Profit	116,382	795,239	571,074	838,010	1,023,600	314,030
Operating Expenses	1,008,491	1,823,433	1,917,351	2,181,844	5,421,508	3,468,599
Income(loss) from Continuing Operations	(892,109)	(1,028,194)	(1,346,277)	(1,343,834)	(4,397,908)	(3,154,569)
Other Income (Expenses)
Interest expense	(8,436)	(29,326)	(17,764)	(310,301)	(319,054)	(1,325,975)
Non-Operating (expense) income	31,167	1,720	36,497	2,917	225,990	0
Total Other Income (Expenses)	22,731	(27,606)	18,733	(307,384)	(93,064)	(1,325,975)
Income(loss) from Continuing Operations Before Income Taxes	(869,378)	(1,055,800)	(1,327,544)	(1,651,218)	(4,490,972)	(4,480,544)
Income Tax Expense	0	0	0	0	0	0
Net Income(Loss)	(869,378)	(1,055,800)	(1,327,544)	(1,651,218)	(4,490,972)	(4,480,544)
Income(loss) attributable to non-controlling interest	(51,235)	(26,739)	(86,890)	(95,405)	(443,574)	(4,817)
Net Income(Loss) Attributable To Leo Motors, Inc.	(818,143)	(1,029,061)	(1,240,654)	(1,555,813)	(4,047,398)	(4,485,361)
Other Comprehensive Income:
Net Income(Loss)	(869,378)	(1,055,800)	(1,327,544)	(1,651,218)	(4,490,972)	(4,480,544)
Unrealized foreign currency translation gain	97,510	5,600	175,630	4,506	739,891	(42,899)
Comprehensive Income(loss) Attributable to Leo Motors, Inc.	$ (771,868)	$ (1,050,200)	$ (1,151,914)	$ (1,646,712)	$ (3,751,081)	$ (4,523,443)
Net Loss per Common Share:
Basic	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.05)
Diluted	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.05)
Weighted Average Common Shares Outstanding:
Basic	162,762,362	157,650,808	162,320,524	153,360,149	155,866,313	97,393,209
Diluted	162,762,362	157,650,808	162,320,524	153,360,149	155,866,313	98,056,098